FIST2 A00-1
                         SUPPLEMENT DATED MARCH 1, 2001
                             TO THE ANNUAL REPORT OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                          (FIST2 - Franklin Adjustable
                         U.S. Government Securities Fund
                             and Franklin Bond Fund)
                             dated October 31, 2000

The annual report is amended as follows:
o The name of the Franklin Bond Fund has changed to Franklin Total Return Fund.

                          Please keep this supplement
                             for future reference